Equity Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Summary of carrying value and change of the company's investments
	For the Years Ended December 31,
	2020	2019	2018

Beginning Balance	$3,446,346	$3,491,653	$3,688,676
Investment made to Ling Ban	-	-	-
Investment made to Ling Ban Online	-	-	-
Investment made to TWIC	-	-	1,461
Translation adjustment	231,825	(45,307)	(198,484)
Ending Balance	$3,678,171	$3,446,346	$3,491,653